Schedule of investments
Nomura Tax-Free Pennsylvania Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.05%
Education Revenue Bonds — 12.08%
Allentown, Pennsylvania Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project) 144A 5.00% 7/1/59 #	3,000,000	$ 2,728,170
Bethlehem, Pennsylvania Redevelopment Authority University Revenue
(Moravian University Project) 5.50% 10/1/54	1,800,000	1,819,728
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) Series A 5.125% 3/15/46	2,500,000	2,434,475
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,121,349
Series A 5.00% 12/15/51	770,000	720,581
(Renaissance Academy Charter School Project)
144A 4.50% 10/1/54 #	645,000	547,379
144A 4.50% 10/1/64 #	1,485,000	1,213,483
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) Series XX2 5.25% 5/1/55	1,000,000	1,013,500
Lehigh County, Pennsylvania General Purpose Authority Revenue
(Muhlenberg College Project) 5.25% 2/1/49	1,350,000	1,335,650
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) 5.00% 5/1/42	2,500,000	2,501,475
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project) Series VV1 5.75% 5/1/48	1,500,000	1,527,780
(Germantown Academy Project) Series A 4.00% 10/1/51	1,430,000	1,189,960
(Ursinus College Project)
5.00% 11/1/44	1,870,000	1,855,414
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Ursinus College Project)
5.25% 11/1/54	2,000,000	$ 1,923,580
Pennsylvania Higher Educational Facilities Authority Revenue
(The Trustees of the University of Pennsylvania)
Series A 5.00% 2/15/35	1,250,000	1,437,113
Series A 5.00% 2/15/55	2,500,000	2,595,125

(Ursinus College Project) Series A 5.00% 11/1/32	1,130,000	1,190,658
Pennsylvania State University Revenue
5.25% 9/1/54	1,000,000	1,059,570
Series A 5.50% 9/1/55	4,000,000	4,334,160
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(International Apartments of Temple University)
Series A 5.375% 6/15/30 ‡	1,145,000	858,750
Series A 5.625% 6/15/42 ‡	3,000,000	2,250,000
(Saint Joseph's University Project)
5.00% 11/1/47	1,265,000	1,265,126
5.50% 11/1/60	6,000,000	6,211,020
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College) 5.00% 9/15/47	1,950,000	2,059,024
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,481,300
Series B 144A 6.00% 7/1/29 #	235,000	233,816
		47,908,186
Electric Revenue Bonds — 2.43%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Seventeenth Series A 5.25% 8/1/49	4,000,000	4,189,960
Seventeenth Series A 5.25% 8/1/54 (AG)	1,000,000	1,047,260
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/29 ‡	2,250,000	1,656,562
Series A 5.00% 7/1/42 ‡	1,110,000	817,238
Series A 5.05% 7/1/42 ‡	400,000	294,500
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	1,055,000	$ 776,744
Series WW 5.50% 7/1/38 ‡	1,190,000	876,137
		9,658,401
Healthcare Revenue Bonds — 28.06%
Adams County, Pennsylvania General Authority Revenue
(The Brethren Home Community Project) Series A 5.00% 6/1/54	2,000,000	1,947,800
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,950,000	1,813,188
Series A 5.00% 4/1/47	11,060,000	11,137,641
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	3,000,000	2,102,760
4.00% 8/15/50	1,400,000	1,173,704
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,618,110
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A 4.00% 11/15/47	1,400,000	1,267,084
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System) Series A 4.00% 9/1/50	310,000	273,972
(Tel Hai Retirement Community Project) 5.25% 6/1/55	3,000,000	3,047,220
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	3,000,000	2,956,230
(Diakon Lutheran Social Ministries Project) 5.00% 1/1/38	675,000	675,385
(Penn State Health) Series A 4.00% 11/1/44	5,000,000	4,659,000
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.375% 7/1/39 #	1,000,000	1,091,790
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare) 4.00% 7/15/50	3,600,000	$ 2,896,488
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	130,553
5.25% 7/1/35	250,000	250,062
5.50% 7/1/45	1,000,000	999,900

(Landis Homes Retirement Community Project) Series A 5.00% 7/1/45	2,000,000	1,999,960
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,018,840
5.125% 11/1/38	3,500,000	3,767,190
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project) Series A 4.50% 1/1/45	2,000,000	1,944,500
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series B 4.00% 5/1/47	4,000,000	3,549,760
Series B 4.00% 5/1/52	4,950,000	4,254,129
Series B 5.00% 5/1/57	3,000,000	3,009,810
Montgomery County, Pennsylvania Industrial Development Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities, Inc. Obligated Group) Series A 5.00% 11/15/55	2,000,000	1,994,760
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,472,475
(Waverly Heights Project) 4.00% 12/1/37	300,000	296,199
(Whitemarsh Continuing Care Retirement Community Project)
5.375% 1/1/50	4,035,000	3,991,866
Series A 5.25% 1/1/48	1,000,000	991,440
Series A 5.375% 1/1/51	1,600,000	1,574,304
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,090,000	$ 4,083,947
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project) 5.00% 11/1/44	1,000,000	980,700
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	85,800
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	648,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,531,725
Series B-2 5.25% 7/1/46	2,500,000	2,562,575
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	4,951,856
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,025,225
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series B-1 5.25% 11/1/44	2,500,000	2,669,175
Series B-1 5.25% 11/1/48 (AG)	1,000,000	1,056,560
(University of Pennsylvania Health System)
4.00% 8/15/49	6,300,000	5,643,225
5.50% 8/15/55	5,000,000	5,369,100
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(The Children's Hospital of Philadelphia Project)
Series A 4.00% 7/1/49	2,500,000	2,287,050
Series A 5.25% 7/1/49	1,885,000	2,009,485
Series A 5.50% 7/1/53	2,500,000	2,685,600

(Wesley Enhanced Living Obligated Group) Series A 5.00% 7/1/49	2,500,000	2,302,450
West Cornwall Township Municipal Authority Revenue
(Lebanon Valley Brethren Home Project) Series A 5.125% 11/15/56	1,480,000	1,466,502
		111,265,095
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 6.58%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	$ 5,036,000
Series 143A 5.30% 4/1/44	1,755,000	1,851,858
Series 143A 5.45% 4/1/51	3,750,000	3,867,525
Series 146A 4.75% 4/1/53	3,000,000	3,000,720
Series 148A 4.625% 10/1/45	3,500,000	3,543,050
Series 149A 5.20% 4/1/53	5,350,000	5,455,770
Series 150A 5.25% 10/1/52	2,000,000	2,041,440
Pennsylvania Housing Finance Agency Special Limited Obligation Multifamily Housing Development Revenue
(Darby Townhouses) 4.90% 6/1/41 (FNMA)	1,250,000	1,283,100
		26,079,463
Industrial Development Revenue/Pollution ControlRevenue Bonds — 7.36%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.125% 5/1/30	3,250,000	3,427,970
5.75% 8/1/42 (AMT)	725,000	725,703
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.00% 5/1/42 #	900,000	936,864
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project) 4.00% 12/1/51	2,635,000	2,335,190
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed) Series A 8.248% 5/15/57 ^	97,830,000	4,521,703
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,002,720
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	1,000,000	1,086,890
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	$ 12,161,490
		29,198,530
Lease Revenue Bonds — 2.27%
Delaware County, Pennsylvania
5.00% 8/1/45	1,000,000	1,079,110
5.00% 8/1/47	1,000,000	1,062,560
5.00% 8/1/48	1,000,000	1,057,410
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	500,550
5.00% 12/31/34 (AMT)	2,115,000	2,116,692
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Rebuild Projects) Series A 5.00% 12/1/45	1,245,000	1,340,504
Philadelphia, Pennsylvania Housing Authority Revenue
(Phadc Acquisition Program) Series A 5.25% 3/1/45	1,750,000	1,833,457
		8,990,283
Local General Obligation Bonds — 1.37%
City of Philadelphia, Pennsylvania
Series A 5.25% 8/1/45	1,000,000	1,101,530
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,299,204
School District of Philadelphia
Series A 5.00% 9/1/48	1,000,000	1,048,190
		5,448,924
Pre-Refunded Bonds — 0.71%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University) 5.00% 10/15/47-27 §	1,500,000	1,546,515
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.00% 11/1/47-27 §	1,235,000	$ 1,260,527
		2,807,042
Special Tax Revenue Bonds — 14.36%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.25% 5/1/42 #	4,000,000	4,152,400
(Forward Delivery) 5.00% 5/1/42	2,000,000	2,092,760
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project) 144A 5.125% 3/1/48 #	602,000	602,596
Commonwealth of Puerto Rico Revenue
2.876% 11/1/43 •	7,570,401	5,233,040
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	8,589,944	8,429,140
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	2,500,000	2,596,675
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.071% 7/1/51 ^	11,285,000	3,030,812
Series A-1 4.115% 7/1/46 ^	28,972,000	10,575,070
Series A-1 4.75% 7/1/53	7,858,000	7,570,083
Series A-1 5.00% 7/1/58	5,000,000	4,940,950
Series A-2 4.329% 7/1/40	2,650,000	2,642,474
Series A-2 4.536% 7/1/53	1,000,000	933,200
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	3,000,000	3,137,370
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	1,000,000	1,005,210
		56,941,780
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	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 1.46%
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	$ 2,147,802
Series A-1 4.00% 7/1/41	1,169,072	1,114,231
Series A-1 4.00% 7/1/46	2,830,000	2,509,955
		5,771,988
Transportation Revenue Bonds — 18.17%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,401,946
Series A 4.00% 1/1/56 (AG) (AMT)	4,000,000	3,488,720
Series A 5.00% 1/1/51 (AMT)	2,505,000	2,520,255

(Pittsburgh International Airport) Series A 5.50% 1/1/55 (AG) (AMT)	1,500,000	1,575,210
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AG) (AMT)	3,125,000	2,880,625
Series A 4.00% 7/1/33	10,000,000	10,211,200
Series C 4.00% 7/1/50 (AMT)	2,500,000	2,248,175
Pennsylvania Economic Development Financing Authority Parking System Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,385,633
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	738,807
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	755,302
Pennsylvania Economic Development Financing Authority Revenue
(The PennDOT Major Bridges Package One Project) 6.00% 6/30/61 (AMT)	2,200,000	2,328,964
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B 4.00% 12/1/53	5,000,000	4,384,200
Subordinate Series B 4.00% 12/1/51	3,740,000	3,352,424
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,288,520
Series A 5.00% 12/1/51	3,000,000	3,124,830
Series B 5.25% 12/1/50	2,000,000	2,146,400
Series C 3.00% 12/1/51	2,825,000	2,039,565
Series C 5.25% 12/1/54	5,385,000	5,701,207
Subordinate Series A 3.00% 12/1/42	2,000,000	1,705,960
Subordinate Series A 4.00% 12/1/49 (AG)	3,375,000	3,154,073
Subordinate Series A 4.00% 12/1/50	550,000	496,469
Subordinate Series A 4.00% 12/1/50 (BAM)	1,220,000	1,114,568
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Schedule of investments
Nomura Tax-Free Pennsylvania Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Subordinate Series B 3.00% 12/1/51	7,550,000	$ 5,450,873
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	2,000,000	2,280,120
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/47	5,000,000	5,283,900
		72,057,946
Water & Sewer Revenue Bonds — 2.20%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	1,750,000	1,794,888
5.25% 12/1/55	1,500,000	1,572,465
City of Philadelphia, Pennsylvania Water and Wastewater Revenue
Series B 5.00% 9/1/42 (AG)	3,000,000	3,272,160
Series C 5.25% 9/1/54 (AG)	2,000,000	2,096,540
		8,736,053
Total Municipal Bonds (cost $385,876,952)		384,863,691

Short-Term Investments — 1.79%
Variable Rate Demand Note — 1.79%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 2.10% 12/1/37 (SPA - Bank of New York)¤	7,100,000	7,100,000
Total Short-Term Investments (cost $7,100,000)		7,100,000
Total Value of Securities—98.84% (cost $392,976,952)		391,963,691

Receivables and Other Assets Net of Liabilities—1.16%		4,615,628
Net Assets Applicable to 54,888,455 Shares Outstanding—100.00%		$396,579,319
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
10    NQ- WEST [0526] 0726 (5720453)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $15,808,488, which represents 3.99% of the Fund’s net assets.
‡	Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FNMA – Federal National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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